SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES (Details) (Parenthetical) ¥ in Millions								6 Months Ended			12 Months Ended
		Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Nov. 08, 2023 USD ($)	Nov. 08, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Received the principal amount				$ 100,000	¥ 1.0	$ 400,000	¥ 3.0	$ 1,280,093			$ 13,897		$ 564,887
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans						400,000		418,784	[1]		410,999	[1],[2]	422,541	[2]		¥ 3.0
Received the principal amount	[2]												423,663
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short term loans						$ 100,000		$ 139,595	[1]		136,999	[1],[2]	140,847	[2]		¥ 1.0
Received the principal amount	[2]												141,224
Mr Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Received the principal amount		$ 13,700	¥ 0.1								$ 13,897

[1]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.
[2]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB